LOANS (Details 4) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($) Number
Financing Receivable, Modifications [Line Items]
Number of modifications | Number	2	2
Post-modification outstanding balance	$ 111	$ 4,673
Net charge-offs resulting from modifications		$ 3
Single Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of modifications | Number	2	1
Post-modification outstanding balance	$ 111	$ 316
Net charge-offs resulting from modifications		$ 3
Non Farm, Non Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of modifications | Number		1
Post-modification outstanding balance		$ 4,357
Net charge-offs resulting from modifications